Assets/Liabilities for Insurance Contracts and Reinsurance Contracts	12 Months Ended
Dec. 31, 2024
Disclosure of types of insurance contracts [abstract]
Assets/Liabilities for Insurance Contracts and Reinsurance Contracts

NOTE 20. ASSETS/LIABILITIES FOR INSURANCE AND REINSURANCE CONTRACTS
Assets and Liabilities related to insurance and reinsurance contracts as of the indicated dates are detailed as follows:

			Total as
	Life	Non Life	12.31.24
Insurance contract assets	16,732,843	20,445,550	37,178,393
Insurance contract liabilities	(504,509,364)	(218,715,303)	(723,224,667)
Reinsurance contract assets	285,510	58,838,862	59,124,372

			Total as
	Life	Non Life	12.31.23
Insurance contract assets	3,587,156	19,633,626	23,220,782
Insurance contract liabilities	(5,536,739)	(244,364,731)	(249,901,470)
Reinsurance contract assets	—	67,655,158	67,655,158
Reinsurance contract liabilities	(1,084,203)	(4,031,158)	(5,115,361)

	12.31.24	12.31.23
Insurance contract assets	37,178,393	23,220,782
Insurance contract liabilities	(723,224,667)	(249,901,470)
Liabilities for remaining coverage	(441,316,786)	46,854,867
Estimates of the present value of cash flows	(320,439,859)	(4,339,450)
Risk adjustment	(61,355,962)	(205,644)
Contractual service margin	(111,203,132)	(3,020,038)
Loss component	(1,473,416)	(1,007,592)
Premium reserve - Simplified Model	53,155,583	55,427,591
Liabilities for incurred claims	(244,729,488)	(273,535,555)
Estimates of the present value of cash flows	(240,290,047)	(269,393,039)
Risk adjustment	(4,439,441)	(4,142,516)
Reinsurance contract assets	59,124,372	67,655,158
Reinsurance contract liabilities	—	(5,115,361)
Liabilities for remaining coverage	20,417,994	10,214,497
Premium reserve - Simplified Model	20,417,994	10,214,497
Liabilities for incurred claims	38,706,378	52,325,300
Estimates of the present value of cash flows	38,544,485	52,168,754
Risk adjustment	161,893	156,546

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening insurance contract assets	35,113,644	(908,414)	(10,667,337)	(317,111)	23,220,782
Opening insurance contract liabilities	12,748,815	(99,178)	(258,725,702)	(3,825,405)	(249,901,470)
Net balance as at December 31, 2023	47,862,459	(1,007,592)	(269,393,039)	(4,142,516)	(226,680,688)
Insurance revenue	408,727,524	—	—	—	408,727,524
Incurred claims and other directly attributable expenses	—	—	(323,880,079)	(2,673,742)	(326,553,821)
Changes that relate to past service – changes in the FCF relating to the LIC	—	—	16,286,574	368,800	16,655,374
Losses on onerous contracts and reversal of those losses	—	(1,010,716)	—	—	(1,010,716)
Insurance acquisition cash flows amortization	(88,995,442)	—	—	—	(88,995,442)
Insurance service expenses	(88,995,442)	(1,010,716)	(307,593,505)	(2,304,942)	(399,904,605)
Insurance service result	319,732,082	(1,010,716)	(307,593,505)	(2,304,942)	8,822,919
IAS 29 + Finance expenses from insurance contracts held	(66,170,789)	544,892	92,247,544	2,008,017	28,629,664
Total amounts recognized in comprehensive income	253,561,293	(465,824)	(215,345,961)	(296,925)	37,452,583
Cash flows
Premiums received	(324,561,175)	—	—	—	(324,561,175)
Claims and other directly attributable expenses paid	—	—	244,448,953	—	244,448,953
Insurance acquisition cash flows	60,904,074	—	—	—	60,904,074
Total cash flows	(263,657,101)	—	244,448,953	—	(19,208,148)
Acquisitions	(477,610,021)	—	—	—	(477,610,021)
Net balance as at December 31, 2024	(439,843,370)	(1,473,416)	(240,290,047)	(4,439,441)	(686,046,274)
Closing insurance contract liabilities	(487,524,312)	(1,470,691)	(229,963,515)	(4,266,149)	(723,224,667)
Closing insurance contract assets	47,680,942	(2,725)	(10,326,532)	(173,292)	37,178,393
Net balance as at December 31, 2024	(439,843,370)	(1,473,416)	(240,290,047)	(4,439,441)	(686,046,274)

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening reinsurance contract assets	18,634,137	442,134	48,500,231	78,656	67,655,158
Opening reinsurance contract liabilities	(8,861,774)	—	3,668,523	77,890	(5,115,361)
Net balance as at December 31, 2023	9,772,363	442,134	52,168,754	156,546	62,539,797
Reinsurance expenses	(25,109,117)	—	—	—	(25,109,117)
Incurred claims recovery	—	—	29,325,866	63,740	29,389,606
Changes that relate to past service - changes in the FCF relating to incurred claims recovery	—	—	4,472,181	30,373	4,502,554
Loss recovery component	—	(203,033)	—	—	(203,033)
Net income (expenses) from reinsurance contracts held	(25,109,117)	(203,033)	33,798,047	94,113	8,580,010
IAS 29 + Finance results from reinsurance contracts held	(1,227,854)	(239,101)	(30,189,140)	(88,766)	(31,744,861)
Total amounts recognized in comprehensive income	(26,336,971)	(442,134)	3,608,907	5,347	(23,164,851)
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	36,982,602	—	—	—	36,982,602
Recoveries from reinsurance	—	—	(17,233,176)	—	(17,233,176)
Total cash flows	36,982,602	—	(17,233,176)	—	19,749,426
Acquisitions	—	—	—	—	—
Net balance as at December 31, 2024	20,417,994	—	38,544,485	161,893	59,124,372
Closing reinsurance contract liabilities	—	—	—	—	—
Closing reinsurance contract assets	20,417,994	—	38,544,485	161,893	59,124,372
Net balance as at December 31, 2024	20,417,994	—	38,544,485	161,893	59,124,372

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening insurance contract assets	16,812,511	—	(8,051,563)	(495,793)	8,265,155
Opening insurance contract liabilities	(3,907,579)	—	(5,636,704)	(73,923)	(9,618,206)
Net balance as at December 31, 2022	12,904,932	—	(13,688,267)	(569,716)	(1,353,051)
Insurance revenue	226,451,962	—	—	—	226,451,962
Incurred claims and other directly attributable expenses	—	—	(113,944,635)	775,269	(113,169,366)
Charges that relate to past service - changes in the FCF relating to the LIC	—	—	(2,479,112)	—	(2,479,112)
Losses on onerous contracts and reversal of those losses	—	(1,007,592)	—	—	(1,007,592)
Insurance acquisition cash flows amortization	(22,359,577)				(22,359,577)
Insurance service expenses	(22,359,577)	(1,007,592)	(116,423,747)	775,269	(139,015,647)
Insurance service result	204,092,385	(1,007,592)	(116,423,747)	775,269	87,436,315
IAS 29 + Finance expenses from insurance contracts held	(12,852,410)	—	3,687,151	203,177	(8,962,082)
Total amounts recognized in comprehensive income	191,239,975	(1,007,592)	(112,736,596)	978,446	78,474,233
Cash flows
Premiums received	(231,554,628)	—	—	—	(231,554,628)
Claims and other directly attributable expenses paid	—	—	92,183,443	—	92,183,443
Insurance acquisition cash flows	36,818,136	—	—	—	36,818,136
Total cash flows	(194,736,492)	—	92,183,443	—	(102,553,049)
Acquisitions	38,454,044	—	(235,151,619)	(4,551,246)	(201,248,821)
Net balance as at December 31, 2023	47,862,459	(1,007,592)	(269,393,039)	(4,142,516)	(226,680,688)
Closing insurance contract liabilities	12,748,815	(99,178)	(258,725,702)	(3,825,405)	(249,901,470)
Closing insurance contract assets	35,113,644	(908,414)	(10,667,337)	(317,111)	23,220,782
Net balance as at December 31, 2023	47,862,459	(1,007,592)	(269,393,039)	(4,142,516)	(226,680,688)

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening reinsurance contract assets	(305,911)	—	515,367	24,051	233,507
Opening reinsurance contract liabilities	—	—	—	—	—
Net balance as at December 31, 2022	(305,911)	—	515,367	24,051	233,507
Reinsurance expenses	(14,027,795)	—	—	—	(14,027,795)
Incurred claims recovery	—	—	11,681,442	(12,109)	11,669,333
Changes that relate to past service - changes in the FCF relating to incurred claims recovery	—	—	403,692	—	403,692
Loss recovery component	—	442,134	—	—	442,134
Net income (expenses) from reinsurance contracts held	(14,027,795)	442,134	12,085,134	(12,109)	(1,512,636)
IAS 29 + Finance results from reinsurance contracts held	10,322,869	—	9,721,563	(16,330)	20,028,102
Total amounts recognized in comprehensive income	(3,704,926)	442,134	21,806,697	(28,439)	18,515,466
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	8,937,098	—	—	—	8,937,098
Recoveries from reinsurance	—	—	(3,127,576)	—	(3,127,576)
Total cash flows	8,937,098	—	(3,127,576)	—	5,809,522
Acquisitions	4,846,102	—	32,974,266	160,934	37,981,302
Net balance as at December 31, 2023	9,772,363	442,134	52,168,754	156,546	62,539,797
Closing reinsurance contract liabilities	(8,861,774)	—	3,668,523	77,890	(5,115,361)
Closing reinsurance contract assets	18,634,137	442,134	48,500,231	78,656	67,655,158
Net balance as at December 31, 2023	9,772,363	442,134	52,168,754	156,546	62,539,797
Expected recognition of the contractual service margin
An analysis of the expected recognition of the CSM remaining at the end of the reporting period in profit or loss is provided in the following table:

Number of years until expected to be recognized	Total CSM for insurance contracts issued(*)
1	(10,874,301)
2	(10,492,488)
3	(9,250,154)
4	(8,221,114)
5	(7,354,457)
6–10	(26,694,956)
>10	(37,284,205)
Total as at December 31, 2024	(110,171,675)
(*) Figures refers to acquired business in 2024, the remaining operation was not disclosed as it is not material.